Pensions and other postretirement benefits (Derivative Financial Instruments) (Details) - Pensions - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Interest rate | Futures contracts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	$ 259,000,000	$ 320,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Interest rate | Bonds Forwards
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	57,000,000	51,000,000
Asset/unrealized gain	4,000,000	2,000,000
Liability/unrealized loss	(5,000,000)	(2,000,000)
Interest rate | Bonds Forwards | Short
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	154,000,000	135,000,000
Asset/unrealized gain	4,000,000	1,000,000
Liability/unrealized loss	0	0
Interest rate | Bond swaps
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	464,000,000	353,000,000
Asset/unrealized gain	1,000,000	11,000,000
Liability/unrealized loss	(3,000,000)	(1,000,000)
Interest rate | Credit default swaps
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	552,000,000	288,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	(12,000,000)	(6,000,000)
Foreign exchange | Futures contracts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	0	30,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Foreign exchange | Forward contracts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	5,343,000,000	4,894,000,000
Asset/unrealized gain	63,000,000	37,000,000
Liability/unrealized loss	(3,000,000)	(139,000,000)
Foreign exchange | Options purchased
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	299,000,000	286,000,000
Asset/unrealized gain	6,000,000	9,000,000
Liability/unrealized loss	(1,000,000)	0
Foreign exchange | Options written
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	81,000,000	196,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	(1,000,000)	(5,000,000)
Equity | Futures contracts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	183,000,000	166,000,000
Asset/unrealized gain	0	1,000,000
Liability/unrealized loss	0	0
Equity | Options purchased
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	31,000,000	48,000,000
Asset/unrealized gain	10,000,000	12,000,000
Liability/unrealized loss	0	0
Equity | Options written
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	2,000,000	0
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Equity | Swaps
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	1,430,000,000	2,062,000,000
Asset/unrealized gain	16,000,000	14,000,000
Liability/unrealized loss	(14,000,000)	(23,000,000)
Commodity | Forward contracts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	3,000,000	0
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Commodity | Swaps
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	0	37,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	0	(6,000,000)
Commodity | Index swaps
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	195,000,000	144,000,000
Asset/unrealized gain	2,000,000	1,000,000
Liability/unrealized loss	0	(1,000,000)
Defined Benefit Plan, Derivative, Total
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional amount	8,899,000,000	8,875,000,000
Asset/unrealized gain	102,000,000	87,000,000
Liability/unrealized loss	$ (39,000,000)	$ (183,000,000)